SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENTAL OPERATING RESULTS

The operating results of each business segment were as follows:

	Year ended December 31, 2023
	Retails Sales	Export Sales	Leather Trading	Corporate and unallocated	Total
Revenues, net
From third party	$5,072,103	$310,931,362	$-	$-	$316,003,465
From related parties	217	167,303	9,813,484	-	9,981,004
	5,072,320	311,098,665	9,813,484	-	325,984,469
Cost of goods sold	(1,784,687)	(228,577,666)	(9,375,723)	-	(239,738,076)

Gross profit	3,287,633	82,520,999	437,761	-	86,246,393

Operating expenses:
Sales and distribution expenses	(2,293,149)	(49,195,624)	(134,017)	-	(51,622,790)
General and administrative expenses	(1,033,897)	(16,230,978)	(9,018)	(126,208)	(17,400,101)
Total operating expenses	(3,327,046)	(65,426,602)	(143,035)	(126,208)	(69,022,891)

Operating income (loss)	(39,413)	17,094,397	294,726	(126,208)	17,223,502

Other income (expenses):
Interest expense	(156,409)	(459,766)	(265,542)	-	(881,717)
Interest income	-	339,246	105	-	339,351
Government subsidies	9,851	32,488	-	-	42,339
Foreign exchange gain (loss), net	22,788	(8,194,956)	(25,505)	1,040	(8,196,633)
Scrap sofa sale income	-	696,290	-	-	696,290
Change in fair value of derivatives financial instruments	-	2,841,215	-	-	2,841,215
Sundry income	49,207	67,828	-	-	117,035
Total other income (expenses), net	(74,563)	(4,677,655)	(290,942)	1,040	(5,042,120)

Income (loss) before income taxes	(113,976)	12,416,742	3,784	(125,168)	12,181,382
Income tax expense	-	(1,863,558)	(643)	-	(1,864,201)

Segment income (loss)	$(113,976)	$10,553,184	$3,141	$(125,168)	$10,317,181

	Year ended December 31, 2024
	Retails Sales	Export Sales	Leather Trading	Corporate and unallocated	Total
Revenues, net
From third party	$4,563,729	$309,556,945	$1,747,259	$-	$315,867,933
From related parties	-	2,486,241	16,706,677	-	19,192,918
	4,563,729	312,043,186	18,453,936	-	335,060,851
Cost of goods sold	(1,832,485)	(232,617,863)	(17,582,488)	-	(252,032,836)

Gross profit	2,731,244	79,425,323	871,448	-	83,028,015

Operating expenses:
Sales and distribution expenses	(3,604,012)	(50,895,743)	(227,526)	-	(54,727,281)
General and administrative expenses	(1,474,739)	(16,109,737)	(14,509)	250,033	(17,348,952)
Listing expenses	-	-	-	(1,440,130)	(1,440,130)
Total operating expenses	(5,078,751)	(67,005,480)	(242,035)	(1,190,097)	(73,516,363)

Operating income (loss)	(2,347,507)	12,419,843	629,413	(1,190,097)	9,511,652

Other income (expenses):
Interest expense	(211,323)	(430,231)	(401,334)	-	(1,042,888)
Interest income	111	118,637	558	-	119,306
Government subsidies	15,552	12,488	-	-	28,040
Foreign exchange gain (loss), net	(8,874)	2,283,833	(63,947)	(26,158)	2,184,854
Scrap sofa sale income	-	562,310	-	-	562,310
Change in fair value of derivatives financial instruments	-	(403,350)	-	-	(403,350)
Sundry income (expense)	108,361	53,734	20	(285,526)	(123,411)
Total other income (expense), net	(96,173)	2,197,421	(464,703)	(311,684)	1,324,861

Income (loss) before income taxes	(2,443,680)	14,617,264	164,710	(1,501,781)	10,836,513
Income tax expense	-	(2,387,742)	(28,000)	-	(2,415,742)
Segment income (loss)	$(2,443,680)	$12,229,522	$136,710	$(1,501,781)	$8,420,771

	Year ended December 31, 2025
	Retails Sales	Export Sales	Leather Trading	Corporate and unallocated	Total
Revenues, net
From third party	$9,115,672	$346,795,003	$276,399	$-	$356,187,074
From related parties	-	2,804,089	18,884,960	-	21,689,049
	9,115,672	349,599,092	19,161,359	-	377,876,123
Cost of goods sold	(3,302,812)	(250,842,924)	(18,425,586)	-	(272,571,322)

Gross profit	5,812,860	98,756,168	735,773	-	105,304,801

Operating expenses:
Sales and distribution expenses	(5,857,596)	(60,388,019)	(85,903)	-	(66,331,518)
General and administrative expenses	(1,117,431)	(17,110,481)	(5,982)	(102,988)	(18,336,882)
Listing expenses	-	-	-	(1,265,042)	(1,265,042)
Total operating expenses	(6,975,027)	(77,498,500)	(91,885)	(1,368,030)	(85,933,442)

Operating income (loss)	(1,162,167)	21,257,668	643,888	(1,368,030)	19,371,359

Other income (expenses):
Interest expense	(396,990)	(480,328)	(529,585)	-	(1,406,903)
Interest income	524	22,189	421	-	23,134
Government subsidies	60,215	9,779	-	-	69,994
Foreign exchange gain (loss), net	(17,920)	3,416,737	101,532	4,769	3,505,118
Professional fees on acquisition of HTL Marketing	-	-	-	(1,261,560)	(1,261,560)
Scrap sofa sale income	-	414,664	-	-	414,664
Change in fair value of derivatives financial instruments	-	(74,765)	-	-	(74,765)
Gain on derecognition of right-of-use asset	90,368	-	-	-	90,368
Sundry income (expense)	(237)	(262,733)	7	285,526	22,563
Total other income (expense), net	(264,040)	3,045,543	(427,625)	(971,265)	1,382,613

Income (loss) before income taxes	(1,426,207)	24,303,211	216,263	(2,339,295)	20,753,972
Income tax expense	-	(4,163,055)	(36,765)	-	(4,199,820)

Segment income (loss)	$(1,426,207)	$20,140,156	$179,498	$(2,339,295)	$16,554,152

SCHEDULE OF REVENUES BY GEOGRAPHICAL AREAS

By geographic regions:

	Year ended December 31, 2023
By geographic locations	Retails	Export sales	Leather trading	Total
Asia Pacific	$5,072,320	$65,187,230	$9,813,484	$80,073,034
Europe	-	194,139,405	-	194,139,405
North America	-	51,772,030	-	51,772,030
Total	$5,072,320	$311,098,665	$9,813,484	$325,984,469

	Year ended December 31, 2024
By geographic locations	Retails	Export sales	Leather trading	Total

Asia Pacific	$4,563,729	$72,830,753	$18,453,936	$95,848,418
Europe	-	196,591,871	-	196,591,871
North America	-	42,620,562	-	42,620,562
Total	$4,563,729	$312,043,186	$18,453,936	$335,060,851

	Year ended December 31, 2025
By geographic locations	Retails	Export sales	Leather trading	Total

Asia Pacific	$9,115,672	$73,328,887	$19,161,359	$101,605,918
Europe	-	225,547,377	-	225,547,377
North America	-	50,722,828	-	50,722,828
Total	$9,115,672	$349,599,092	$19,161,359	$377,876,123